Advances from Federal Home Loan Bank of New York ("FHLB")	12 Months Ended
Mar. 31, 2015
Banking And Thrift [Abstract]
Advances from Federal Home Loan Bank of New York ("FHLB")

Note 6 - Advances from Federal Home Loan Bank of New York (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2015		2014
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$65,000	0.91%	$35,000	0.45%
After one to two years	—	—	65,000	0.91
After two to three years	32,500	3.82	—	—
After three to four years	10,000	4.04	32,500	3.82
After four to five years	—	—	10,000	4.04
	$107,500	2.08%	$142,500	1.68%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2015	2014
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$1,177
Held to maturity:
Debt security - Government-sponsored enterprises	10,000	25,000
Mortgage-backed securities	102,017	125,192
	112,017	150,192
	$112,017	$151,369

At March 31, 2015, the Bank could borrow funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on its ability to collateralize such borrowings. Members in good standing can borrow up to 50% of their assets size as long as they have qualifying collateral support the advance and purchase of FHLB capital stock. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable interest rate. There were no drawings on these lines at March 31, 2015 and 2014.

During the year ended March 31, 2013, $16.2 million of long-term borrowings were paid off in advance, resulting in a prepayment penalty of $527,000 which was recorded as a loss on extinguishment of debt in July 2012.